Operating Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Rent expense	$ 2,600	$ 5,731	$ 6,050